SHARE BASED PAYMENTS	3 Months Ended
Mar. 31, 2023
SHARE BASED PAYMENTS
Share Based Payments

13. SHARE BASED PAYMENTS

a) Options

The Company has granted options for the purchase of common shares to its directors, consultants, employees and officers. The aggregate number of shares that may be issuable pursuant to options granted under the Company’s stock option plan (the “Option Plan”) will not exceed 10% of the issued common shares of the Company at the date of grant. No more than 5% of the issued shares of the Company may be granted to any one optionee. The options are non-transferable and non-assignable and may be granted for a term not exceeding five years. The exercise price of the options may not be less than the greater of CAD$0.05 and the market price, subject to all applicable regulatory requirements.

The following is a summary of stock options outstanding at March 31, 2023 and December 31, 2022 and changes during the periods then ended.

	Number of stock options	Weighted average exercise price (CAD$)
Balance as of December 31, 2021	19,381,819	$0.45

Granted	4,600,000	0.32
Cancelled	(1,775,861)	0.46

Balance as of December 31, 2022	22,205,958	$0.42

Granted	1,000,000	0.13
Cancelled	(3,000,000)	0.40

Balance as of March 31, 2023	20,205,958	$0.41

13. SHARE BASED PAYMENTS (continued)

a) Options (continued)

Information relating to share options outstanding as at March 31, 2023 is as follows:

Exercise price (CAD$)	Options outstanding	Options exercisable	Expiry date	Weighted average grant date fair value vested	Weighted average remaining life in years
$0.61	34,483	34,483	October 1, 2023	1,816	0.50
$0.41	350,000	350,000	April 28, 2024	42,771	1.08
$0.48	925,000	925,000	November 25, 2025	252,521	2.66
$0.44	2,000,000	2,000,000	January 22, 2026	283,601	2.82
$0.50	250,000	250,000	February 24, 2026	43,985	2.91
$0.47	500,000	500,000	March 2, 2026	84,507	2.92
$0.44	1,000,000	1,000,000	March 16, 2026	155,354	2.96
$0.47	1,100,000	975,000	April 28, 2026	133,838	3.08
$0.51	2,300,000	2,300,000	July 5, 2026	392,038	3.27
$0.44	6,396,475	3,770,722	September 21, 2026	776,238	3.48
$0.35	200,000	100,000	February 16, 2027	8,715	3.88
$0.35	1,150,000	1,150,000	March 1, 2027	35,883	3.92
$0.35	950,000	550,000	March 24, 2027	14,090	3.98
$0.18	1,287,500	-	August 31, 2027	31,329	4.42
$0.20	312,500	312,500	August 31, 2027	16,348	4.42
$0.13	250,000	-	September 14, 2027	4,289	4.46
$0.20	200,000	-	November 21, 2027	1,738	4.65
$0.13	1,000,000	281,250	February 22, 2033	28,153	9.91

Total	20,205,958	14,498,955		$2,307,214	3.71

On February 15, 2022, the Company granted 200,000 options to a consultant of the Company. The options vested on February 15, 2023. Each option is exercisable at a price of CAD$0.35 per common share and expire February 16, 2027. The fair market value of the options of $10,541 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.23 based on the closing price of the Company’s shares on February 14, 2022, risk free rate of 1.82%, expected volatility of 46.92%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $1,096 in share-based compensation related to the vesting of these options.

On February 28, 2022, the Company granted 1,400,000 options to consultants of the Company. The options vested on March 1, 2023. Each option is exercisable at a price of CAD$0.35 per common share and expire March 1, 2027. The fair market value of the options of $43,204 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.19 based on the closing price of the Company’s shares on February 27, 2022, risk free rate of 1.64%, expected volatility of 46.95%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $3,142 in share-based compensation related to the vesting of these options.

On March 23, 2022, the Company granted 950,000 options to a consultant of the Company. 150,000 options vested on the date of grant with the remaining options vesting in 8 equal installments every three months starting June 23, 2022. Each option is exercisable at a price of CAD$0.35 per common share and expire March 24, 2027. The fair market value of the options of $16,548 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.13 based on the closing price of the Company’s shares on March 22, 2022, risk free rate of 2.2%, expected volatility of 46.92%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $1,479 in share-based compensation related to the vesting of these options.

13. SHARE BASED PAYMENTS (continued)

a) Options (continued)

On August 31, 2022, the Company granted 1,287,500 options to employees and consultants of the Company. 643,750 options vest on August 31, 2023 and 643,750 options vest on August 31, 2024. Each option is exercisable at a price of CAD$0.18 per common share and expire August 31, 2027. The fair market value of the options of $71,952 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.16 based on the closing price of the Company’s shares on August 30, 2022, risk free rate of 3.34%, expected volatility of 52.68%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $13,300 in share-based compensation related to the vesting of these options.

On August 31, 2022, the Company granted 312,500 options to employees and consultants of the Company. The options vested immediately on the date of grant. Each option is exercisable at a price of CAD$0.20 per common share and expire August 31, 2027. The fair market value of the options of $16,348 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.16 based on the closing price of the Company’s shares on August 30, 2022, risk free rate of 3.34%, expected volatility of 52.68%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options was amortized over the vesting period.

On September 14, 2022, the Company granted 250,000 options to the COO of the Company. 125,000 of the options vest on September 14, 2023 and 125,000 options vest on September 14, 2024. Each option is exercisable at a price of CAD$0.13 per common share and expire September 14, 2027. The fair market value of the options of $10,547 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.12 based on the closing price of the Company’s shares on September 13, 2022, risk free rate of 3.39%, expected volatility of 51.81%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $1,950 in share-based compensation related to the vesting of these options.

On November 21, 2022, the Company granted 600,000 options to directors of the Company. the options vest on March 1, 2023. Each option is exercisable at a price of CAD$0.35 per common share and expire March 1, 2027. The fair market value of the options of $16,716 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.19 based on the closing price of the Company’s shares on February 25, 2022, risk free rate of 1.64%, expected volatility of 44.92%, an estimated life of 4.3 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $10,030 in share-based compensation related to the vesting of these options.

On November 21, 2022, the Company granted 200,000 options to employees of the Company. 100,000 of the options vest on November 21, 2023 and 100,000 of the options vest on November 21, 2024. Each option is exercisable at a price of CAD$0.20 per common share and expire November 21, 2027. The fair market value of the options of $6,510 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.11 based on the closing price of the Company’s shares on November 18, 2022, risk free rate of 3.26%, expected volatility of 65.34%, an estimated life of 5 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $1,204 in share-based compensation related to the vesting of these options.

During the year ended December 31, 2022, 1,775,861 options with weighted average exercise prices of CAD$0.46, expired, unexercised.

On February 22, 2023, the Company granted 1,000,000 options to a consultant of the Company. 250,000 of the options vest on the date of grant with the remaining 750,000 options vesting in 24 equal monthly installments. Each option is exercisable at a price of CAD$0.13 per common share and expire February 22, 2033. The fair market value of the options of $72,541 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: share price of CAD$0.13 based on the closing price of the Company’s shares on February 21, 2023, risk free rate of 3.37%, expected volatility of 66.72%, an estimated life of 10 years and an expected dividend yield of 0%. The fair value of the options is amortized over the vesting period. During the three months ended March 31, 2023, the Company expensed $28,153 in share-based compensation related to the vesting of these options.

13. SHARE BASED PAYMENTS (continued)

a) Options (continued)

On March 16, 2023, 3,000,000 options with exercise prices of CAD$0.40, expired, unexercised.

b) Restricted share units (“RSU”)

On June 4, 2021, the Company adopted a restricted share unit (“RSU”) plan (the “RSU Plan”). The Plan provides for the grant of RSUs to employees, officers or directors of the Company and allows the Company the ability to issue on common share from treasury for each RSU held on the vesting date as determined by the board on the date of grant. The aggregate number of shares that may be issuable pursuant to RSUs granted under the Company’s RSU Plan together with the Option plan will not exceed 10% of the issued common shares of the Company at the date of grant. The number of shares to be reserved for issue under the RSU Plan together with shares reserved for issuance under the Option Plan to any one person within a twelve-month period may not exceed 5% of the number of shares issued and outstanding.

On February 15, 2022, the Company granted 200,000 RSUs to a consultant of the Company. The RSUs vest on February 15, 2023. The estimated fair value of the RSUs on the date of grant is amortized over the vesting periods. During the three months ended March 31, 2023, 100,000 of these RSUs were exercised for 100,000 common shares of the Company and the Company recognized an expense of $3,674.

On March 23, 2022, the Company granted 800,000 RSUs to a consultant of the Company. The RSUs vest in 8 equal installments every three months starting June 24, 2022. The estimated fair value of the RSUs on the date of grant is amortized over the vesting periods. During the three months ended March 31, 2023, the Company recognized an expense of $8,455. On July 26, 2022, 100,000 of the RSUs were exercised for 100,000 common shares of the Company and on January 11, 2023, 200,000 of these RSUs were exercised for 200,000 common shares of the Company.

On August 31, 2022, the Company granted 1,250,000 RSUs to an employee of the Company. The RSU will vest on the date on which the Company’s common shares start trading on the New York Stock Exchange (“NYSE”) or NASDAQ if such date occurs prior to November 30, 2024. The estimated fair value of the RSUs on the date of grant is amortized over the vesting period. During the three months ended March 31, 2023, the Company recognized an expense of $64,455.

On December 31, 2022, the Company granted 2,000,000 RSUs to the CEO of the Company. The RSUs vested immediately on the date of grant. The estimated fair value of the RSUs on the date of grant was amortized over the vesting period. On January 11, 2023, these RSUs were exercised for 2,000,000 common shares of the Company.

During the year ended December 31, 2022, 3,304,281 vested RSUs were exchanged for common shares of the Company.

On February 22, 2023, the Company granted 1,000,000 RSUs to a consultant of the Company. 250,000 of the RSUs vested on the date of grant with the remaining 750,000 RSUs vesting in 24 equal monthly installments. The estimated fair value of the RSUs on the date of grant is amortized over the vesting period. During the three months ended March 31, 2023, the Company recognized an expense of $37,255.

On March 10, 2023, the Company granted 2,261,112 RSUs to directors, officers, employees and consultants of the Company. The RSUs vested immediately on the date of grant. On March 24, 2023, 2,231,112 of these RSUs were exercised for 2,231,112 common shares of the Company and 30,000 were cancelled. The estimated fair value of the RSUs on the date of grant is amortized over the vesting period. During the three months ended March 31, 2022, the Company recognized an expense of $270,213.

As at March 31, 2023, 4,610,023 RSUs were outstanding, of which 920,177 were vested.